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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-01466

                         Pioneer Fund
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  December 31

Date of reporting period:  March 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in
ss. 210.12-12  12-14 of Regulation S-X [17 CFR 210.12-12  12-14]. The
schedules need not be audited.

 Pioneer Fund

 Schedule of Investments 3/31/15

 Shares

 Value

 COMMON STOCKS - 100.0%

 Energy - 6.1%

 Oil & Gas Drilling - 0.2%

 182,538

 Helmerich & Payne, Inc.

 $

 12,425,362

 Oil & Gas Equipment & Services - 0.3%

 376,594

 Cameron International Corp. *

 $

 16,991,921

 Integrated Oil & Gas - 0.3%

 242,670

 Occidental Petroleum Corp.

 $

 17,714,910

 Oil & Gas Exploration & Production - 3.2%

 563,863

 Apache Corp.

 $

 34,017,855

 1,400,229

 Cabot Oil & Gas Corp.

 41,348,762

 549,378

 ConocoPhillips

 34,204,274

 1,206,974

 Marathon Oil Corp.

 31,514,091

 1,170,746

 Southwestern Energy Co. *

 27,149,600

 $

 168,234,582

 Oil & Gas Refining & Marketing - 1.5%

 406,740

 Marathon Petroleum Corp.

 $

 41,646,109

 438,706

 Phillips 66

 34,482,292

 $

 76,128,401

 Oil & Gas Storage & Transportation - 0.6%

 689,204

 Kinder Morgan, Inc./DE

 $

 28,987,920

 Total Energy

 $

 320,483,096

 Materials - 3.6%

 Diversified Chemicals - 1.1%

 290,130

 EI du Pont de Nemours & Co.

 $

 20,735,591

 742,486

 The Dow Chemical Co.

 35,624,478

 $

 56,360,069

 Fertilizers & Agricultural Chemicals - 0.4%

 192,778

 Monsanto Co.

 $

 21,695,236

 Specialty Chemicals - 2.1%

 504,292

 Ecolab, Inc.

 $

 57,680,919

 9,886

 Givaudan SA

 17,913,546

 435,751

 The Valspar Corp.

 36,616,157

 $

 112,210,622

 Total Materials

 $

 190,265,927

 Capital Goods - 7.7%

 Aerospace & Defense - 2.1%

 217,648

 Honeywell International, Inc.

 $

 22,702,863

 744,216

 United Technologies Corp.

 87,222,115

 $

 109,924,978

 Building Products - 0.6%

 334,340

 Allegion Plc

 $

 20,451,578

 246,689

 Fortune Brands Home & Security, Inc.

 11,712,794

 $

 32,164,372

 Electrical Components & Equipment - 0.8%

 308,563

 Eaton Corp. Plc

 $

 20,963,770

 164,875

 Rockwell Automation, Inc.

 19,123,851

 $

 40,087,621

 Industrial Conglomerates - 2.4%

 399,857

 3M Co.

 $

 65,956,412

 2,447,219

 General Electric Co.

 60,715,503

 $

 126,671,915

 Construction & Farm Machinery & Heavy Trucks - 0.8%

 131,912

 Cummins, Inc.

 $

 18,288,280

 386,763

 PACCAR, Inc.

 24,420,216

 $

 42,708,496

 Industrial Machinery - 1.0%

 767,254

 Ingersoll-Rand Plc

 $

 52,234,652

 Total Capital Goods

 $

 403,792,034

 Transportation - 2.0%

 Railroads - 2.0%

 456,660

 Norfolk Southern Corp.

 $

 46,999,447

 523,748

 Union Pacific Corp.

 56,727,146

 $

 103,726,593

 Total Transportation

 $

 103,726,593

 Automobiles & Components - 0.6%

 Auto Parts & Equipment - 0.6%

 509,533

 BorgWarner, Inc.

 $

 30,816,556

 Total Automobiles & Components

 $

 30,816,556

 Consumer Durables & Apparel - 1.1%

 Household Appliances - 1.1%

 988,608

 Electrolux AB

 $

 28,334,365

 137,465

 Whirlpool Corp.

 27,776,178

 $

 56,110,543

 Total Consumer Durables & Apparel

 $

 56,110,543

 Consumer Services - 0.1%

 Education Services - 0.1%

 197,722

 Houghton Mifflin Harcourt Co. *

 $

 4,642,513

 Total Consumer Services

 $

 4,642,513

 Media - 7.5%

 Broadcasting - 1.6%

 548,711

 CBS Corp. (Class B)

 $

 33,268,348

 751,625

 Scripps Networks Interactive, Inc.

 51,531,410

 $

 84,799,758

 Movies & Entertainment - 2.2%

 850,783

 The Walt Disney Co.

 $

 89,238,629

 313,543

 Time Warner, Inc.

 26,475,571

 $

 115,714,200

 Publishing - 3.7%

 493,699

 Gannett Co, Inc.

 $

 18,306,359

 2,736,229

 John Wiley & Sons, Inc. (Class A) +

 167,293,039

 252,541

 Time, Inc.

 5,667,020

 $

 191,266,418

 Total Media

 $

 391,780,376

 Retailing - 5.2%

 Department Stores - 1.6%

 727,690

 Macy's, Inc.

 $

 47,234,358

 463,524

 Nordstrom, Inc.

 37,230,248

 $

 84,464,606

 Apparel Retail - 2.8%

 745,883

 Ross Stores, Inc.

 $

 78,586,233

 953,610

 The TJX Companies, Inc.

 66,800,380

 $

 145,386,613

 Home Improvement Retail - 0.8%

 357,975

 The Home Depot, Inc.

 $

 40,669,540

 Total Retailing

 $

 270,520,759

 Food & Staples Retailing - 2.1%

 Drug Retail - 2.1%

 1,072,567

 CVS Health Corp.

 $

 110,699,640

 Total Food & Staples Retailing

 $

 110,699,640

 Food, Beverage & Tobacco - 8.7%

 Soft Drinks - 2.4%

 1,008,042

 Coca-Cola Enterprises, Inc.

 $

 44,555,456

 392,823

 Dr. Pepper Snapple Group, Inc.

 30,828,749

 1,246,636

 The Coca-Cola Co.

 50,551,090

 $

 125,935,295

 Packaged Foods & Meats - 6.3%

 930,715

 Campbell Soup Co.

 $

 43,324,783

 546,687

 General Mills, Inc.

 30,942,484

 395,823

 Kraft Foods Group, Inc.

 34,482,121

 463,191

 Mead Johnson Nutrition Co.

 46,564,591

 1,476,964

 Mondelez International, Inc.

 53,303,631

 1,176,506

 The Hershey Co.

 118,721,220

 $

 327,338,830

 Total Food, Beverage & Tobacco

 $

 453,274,125

 Household & Personal Products - 0.5%

 Household Products - 0.5%

 228,671

 The Clorox Co.

 $

 25,242,992

 Total Household & Personal Products

 $

 25,242,992

 Health Care Equipment & Services - 8.8%

 Health Care Equipment - 5.0%

 1,112,248

 Abbott Laboratories

 $

 51,530,450

 449,863

 Becton Dickinson and Co.

 64,595,828

 664,027

 CR Bard, Inc.

 111,124,918

 1,824,807

 Smith & Nephew Plc

 30,992,200

 $

 258,243,396

 Health Care Distributors - 1.9%

 362,274

 Cardinal Health, Inc.

 $

 32,702,474

 303,690

 McKesson Corp.

 68,694,678

 $

 101,397,152

 Health Care Services - 0.4%

 259,702

 Express Scripts Holding Co. *

 $

 22,534,343

 Managed Health Care - 1.5%

 459,084

 Aetna, Inc.

 $

 48,906,219

 155,845

 Humana, Inc.

 27,743,527

 $

 76,649,746

 Total Health Care Equipment & Services

 $

 458,824,637

 Pharmaceuticals, Biotechnology & Life Sciences - 11.9%

 Biotechnology - 2.1%

 331,620

 Alnylam Pharmaceuticals, Inc. *

 $

 34,627,760

 641,055

 Celgene Corp. *

 73,900,820

 $

 108,528,580

 Pharmaceuticals - 8.7%

 676,326

 AbbVie, Inc.

 $

 39,592,124

 366,397

 AstraZeneca Plc (A.D.R.)

 25,072,547

 364,715

 Eli Lilly & Co.

 26,496,545

 560,177

 GlaxoSmithKline Plc (A.D.R.)

 25,852,169

 806,434

 Johnson & Johnson

 81,127,260

 319,137

 Mallinckrodt Plc *

 40,418,701

 812,652

 Merck & Co., Inc.

 46,711,237

 888,448

 Pfizer, Inc.

 30,909,106

 73,989

 Roche Holding AG

 20,399,476

 395,443

 Shire Plc

 31,496,556

 1,853,184

 Zoetis, Inc.

 85,783,887

 $

 453,859,608

 Life Sciences Tools & Services - 1.1%

 426,090

 Thermo Fisher Scientific, Inc.

 $

 57,240,931

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 619,629,119

 Banks - 8.0%

 Diversified Banks - 5.6%

 3,230,169

 Bank of America Corp.

 $

 49,712,301

 643,019

 Citigroup, Inc.

 33,128,339

 1,601,885

 US Bancorp/MN

 69,954,318

 2,598,318

 Wells Fargo & Co.

 141,348,499

 $

 294,143,457

 Regional Banks - 2.4%

 976,432

 BB&T Corp.

 $

 38,071,084

 285,055

 Citizens Financial Group, Inc.

 6,878,377

 866,429

 The PNC Financial Services Group, Inc.

 80,785,840

 $

 125,735,301

 Total Banks

 $

 419,878,758

 Diversified Financials - 5.5%

 Consumer Finance - 2.0%

 879,633

 American Express Co.

 $

 68,716,930

 668,962

 Discover Financial Services, Inc.

 37,696,009

 $

 106,412,939

 Asset Management & Custody Banks - 1.9%

 698,337

 Franklin Resources, Inc.

 $

 35,838,655

 713,112

 Invesco, Ltd.

 28,303,415

 464,270

 State Street Corp.

 34,137,773

 $

 98,279,843

 Investment Banking & Brokerage - 1.6%

 1,407,142

 Morgan Stanley Co.

 $

 50,220,898

 1,081,989

 The Charles Schwab Corp.

 32,935,745

 $

 83,156,643

 Total Diversified Financials

 $

 287,849,425

 Insurance - 2.8%

 Property & Casualty Insurance - 2.8%

 933,138

 The Chubb Corp.

 $

 94,340,252

 452,398

 The Travelers Companies, Inc.

 48,917,796

 $

 143,258,048

 Total Insurance

 $

 143,258,048

 Real Estate - 0.1%

 Specialized REIT - 0.1%

 111,463

 Outfront Media, Inc.

 $

 3,334,973

 Total Real Estate

 $

 3,334,973

 Software & Services - 9.7%

 Internet Software & Services - 3.2%

 486,981

 eBay, Inc. *

 $

 28,089,064

 701,962

 Facebook, Inc. *

 57,711,806

 94,187

 Google, Inc. (Class A) *

 52,245,529

 49,130

 Google, Inc. (Class C)

 26,923,240

 $

 164,969,639

 IT Consulting & Other Services - 0.4%

 132,583

 International Business Machines Corp.

 $

 21,279,572

 Data Processing & Outsourced Services - 2.9%

 456,944

 Automatic Data Processing, Inc.

 $

 39,132,684

 337,469

 DST Systems, Inc.

 37,361,193

 620,487

 Fiserv, Inc. *

 49,266,668

 389,732

 Visa, Inc.

 25,492,370

 $

 151,252,915

 Application Software - 0.1%

 127,726

 CDK Global, Inc.

 $

 5,972,468

 Systems Software - 3.1%

 320,360

 Check Point Software Technologies, Ltd. *

 $

 26,259,909

 2,882,677

 Microsoft Corp.

 117,195,233

 878,052

 Symantec Corp.

 20,515,685

 $

 163,970,827

 Total Software & Services

 $

 507,445,421

 Technology Hardware & Equipment - 5.1%

 Communications Equipment - 0.9%

 392,255

 F5 Networks, Inc. *

 $

 45,085,790

 Computer Storage & Peripherals - 3.7%

 1,150,874

 Apple, Inc.

 $

 143,203,252

 2,047,817

 EMC Corp.

 52,342,203

 $

 195,545,455

 Technology Hardware, Storage & Peripherals - 0.5%

 778,892

 NetApp, Inc.

 $

 27,619,510

 Total Technology Hardware & Equipment

 $

 268,250,755

 Semiconductors & Semiconductor Equipment - 1.4%

 Semiconductor Equipment - 0.5%

 261,975

 ASML Holding NV (A.D.R.)

 $

 26,467,334

 Semiconductors - 0.9%

 764,777

 Analog Devices, Inc.

 $

 48,180,951

 Total Semiconductors & Semiconductor Equipment

 $

 74,648,285

 Utilities - 1.5%

 Electric Utilities - 1.5%

 761,567

 American Electric Power Co., Inc.

 $

 42,838,144

 323,214

 NextEra Energy, Inc.

 33,630,417

 $

 76,468,561

 Total Utilities

 $

 76,468,561

 TOTAL COMMON STOCKS

 (Cost $3,118,681,449)

 $

 5,220,943,136

 TOTAL INVESTMENT IN SECURITIES - 100.0%

 (Cost $3,118,681,449) (a)

 $

 5,220,943,136

 OTHER ASSETS & LIABILITIES - 0.0%

 $

 2,333,521

 TOTAL NET ASSETS - 100.0%

 $

 5,223,276,657

 *

 Non-income producing security.

 +

 Investment held by the Fund representing 5% or more of the outstanding voting stock of such company.

 (A.D.R.)

 American Depositary Receipts.

 REIT

 Real Estate Investment Trust.

 (a)

 At March 31, 2015, the net unrealized appreciation on investments based on cost for federal income tax purposes of $3,118,681,449 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $

          2,157,051,215

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

             (54,789,528)

 Net unrealized appreciation

 $

          2,102,261,687

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)  See Notes to Financial Statements — Note 1A.

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)  See Notes to Financial Statements — Note 1A.

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services or broker-dealers) as Level 3.

 The following is a summary of the inputs used as of March 31, 2015, in valuing the Fund's investments:

 Level 1

 Level 2

 Level 3

 Total

 Common Stocks

$
5,220,943,136

$
-

$
-

$
5,220,943,136

 Total

$
5,220,943,136

$
-

$
-

$
5,220,943,136

 During the period ended March 31, 2015, there were no transfers between Levels 1, 2 and 3.

 ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: CERTIFICATIONS I, [identify the certifying individual], certify that: 1. I have reviewed this report on Form N-Q of [identify registrant]; 2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report; 3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed; 4. The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have: (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared; (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles; (c) Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and (d) Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting; and 5. The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions): (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting. Date: [Signature] [Title] Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer Fund By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date May 29, 2015 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date May 29, 2015 By (Signature and Title)* /s/ Mark E. Bradley ----------------- Mark E. Bradley, Treasurer and Chief Accounting and Financial Officer Date May 29, 2015 * Print the name and title of each signing officer under his or her signature.